Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,000.00
Previously Paid Amount	0.00
Total Fee Amount	1.80
Total Offset Amount	0.00
Net Fee	1.80
Narrative - Max Aggregate Offering Price	$ 13,000
Final Prospectus	true